BACKGROUND (Tables)	12 Months Ended
Dec. 31, 2025
Background
Schedule of Entity

Entity	Entity Type	Ownership	Location
Codere Online Luxembourg S.A.	Holding Company	100%	Luxembourg
Codere Online U.S. Corp.	Supporting Entity	100%	United States
Servicios de Juego Online S.A.U. (SEJO)	Holding Company	100%	Spain
Codere Online S.A.U.	Operating Entity	100%	Spain
Codere Online Colombia S.A.S.	Operating Entity	100%	Colombia
Operating Management Services Panama S.A.	Operating Entity	100%	Panama
LIFO AenP.	Operating Entity	99.99%	Mexico
Codere Online Mexico S.A de C.V.	Supporting Entity	100%	Mexico
Codere Online Argentina, S.A.	Operating Entity	95%	Argentina
Codere Online Argentina, S.A. Unión Transitoria.	Operating Entity	92.2%*	Argentina
Codere Israel Marketing Support Services LTD.	Supporting Entity	100%	Israel

*	1% directly through SEJO and 96% indirectly through Codere Online’s 95% ownership of Codere Online Argentina, S.A.